Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000018473 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018473 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.33%
C000018473 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.16%
C000018473 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.11%
C000018473 | Financials
Holdings [Line Items]
Percent of Total Investments	4.44%
C000018473 | Health Care
Holdings [Line Items]
Percent of Total Investments	28.41%
C000018473 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.56%
C000018473 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.42%
C000018473 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.09%
C000018473 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.33%
C000018473 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.15%
C000018475 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018475 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.33%
C000018475 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.16%
C000018475 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.11%
C000018475 | Financials
Holdings [Line Items]
Percent of Total Investments	4.44%
C000018475 | Health Care
Holdings [Line Items]
Percent of Total Investments	28.41%
C000018475 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.56%
C000018475 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.42%
C000018475 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.09%
C000018475 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.33%
C000018475 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.15%
C000054855 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054855 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.33%
C000054855 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.16%
C000054855 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.11%
C000054855 | Financials
Holdings [Line Items]
Percent of Total Investments	4.44%
C000054855 | Health Care
Holdings [Line Items]
Percent of Total Investments	28.41%
C000054855 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.56%
C000054855 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.42%
C000054855 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.09%
C000054855 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.33%
C000054855 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.15%
C000188220 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188220 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.33%
C000188220 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.16%
C000188220 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.11%
C000188220 | Financials
Holdings [Line Items]
Percent of Total Investments	4.44%
C000188220 | Health Care
Holdings [Line Items]
Percent of Total Investments	28.41%
C000188220 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.56%
C000188220 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.42%
C000188220 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.09%
C000188220 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.33%
C000188220 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.15%
C000018477 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018477 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.33%
C000018477 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.16%
C000018477 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.11%
C000018477 | Financials
Holdings [Line Items]
Percent of Total Investments	4.44%
C000018477 | Health Care
Holdings [Line Items]
Percent of Total Investments	28.41%
C000018477 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.56%
C000018477 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.42%
C000018477 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.09%
C000018477 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.33%
C000018477 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.15%
C000018476 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018476 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.33%
C000018476 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.16%
C000018476 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.11%
C000018476 | Financials
Holdings [Line Items]
Percent of Total Investments	4.44%
C000018476 | Health Care
Holdings [Line Items]
Percent of Total Investments	28.41%
C000018476 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.56%
C000018476 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.42%
C000018476 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.09%
C000018476 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.33%
C000018476 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.15%
C000054856 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054856 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.33%
C000054856 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.16%
C000054856 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.11%
C000054856 | Financials
Holdings [Line Items]
Percent of Total Investments	4.44%
C000054856 | Health Care
Holdings [Line Items]
Percent of Total Investments	28.41%
C000054856 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.56%
C000054856 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.42%
C000054856 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.09%
C000054856 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.33%
C000054856 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.15%
C000054857 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000054857 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.33%
C000054857 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.16%
C000054857 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.11%
C000054857 | Financials
Holdings [Line Items]
Percent of Total Investments	4.44%
C000054857 | Health Care
Holdings [Line Items]
Percent of Total Investments	28.41%
C000054857 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.56%
C000054857 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.42%
C000054857 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.09%
C000054857 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.33%
C000054857 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.15%
C000151972 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000151972 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.33%
C000151972 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.16%
C000151972 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.11%
C000151972 | Financials
Holdings [Line Items]
Percent of Total Investments	4.44%
C000151972 | Health Care
Holdings [Line Items]
Percent of Total Investments	28.41%
C000151972 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.56%
C000151972 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.42%
C000151972 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.09%
C000151972 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.33%
C000151972 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.15%
C000151973 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000151973 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.33%
C000151973 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.16%
C000151973 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.11%
C000151973 | Financials
Holdings [Line Items]
Percent of Total Investments	4.44%
C000151973 | Health Care
Holdings [Line Items]
Percent of Total Investments	28.41%
C000151973 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.56%
C000151973 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.42%
C000151973 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.09%
C000151973 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.33%
C000151973 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.15%
C000151974 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000151974 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.33%
C000151974 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.16%
C000151974 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.11%
C000151974 | Financials
Holdings [Line Items]
Percent of Total Investments	4.44%
C000151974 | Health Care
Holdings [Line Items]
Percent of Total Investments	28.41%
C000151974 | Industrials
Holdings [Line Items]
Percent of Total Investments	25.56%
C000151974 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.42%
C000151974 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.09%
C000151974 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.33%
C000151974 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.15%